Property, plant and equipment (Narrative) (Details)	3 Months Ended		12 Months Ended
	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)
Disclosure Of Property Plant And Equipment [Line Items]
Contracutal capital commitments			$ 16,000,000
Impairment charges			0	$ 358,330,000
Uranium [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charges			$ 0	246,931,000
Uranium [Member] | Inkai [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Ownership interest in JV Inkai			40.00%
Uranium [Member] | US operations [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charges	$ 184,448,000	$ 144,450,000
Uranium [Member] | McArthur River, Key Lake operations [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Impairment charges	55,333,000
Uranium [Member] | Non-recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | US operations [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Recoverable amount	$ 133,228,000			$ 133,228,000	$ 106,200,000